Shareholder Fees	Nov. 01, 2020 USD ($)
VictoryShares USAA Core Intermediate-Term Bond ETF | VictoryShares USAA Core Intermediate-Term Bond ETF
Shareholder Fees:
Shareholder Fees (paid directly from your investment)	none